Non-controlling interest (Details 2) - USD ($) $ in Thousands	6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Current assets	$ 55,548		$ 25,843
Current liabilities	23,446		24,537
Cash provided by operating activities	12,867	$ 4,403
Cash used in investing activities	(16,276)	(5,618)
Cash used in financing activities	21,252	(1,114)
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Current assets	32,107		21,223
Non-current assets	100,640		89,368
Current liabilities	(20,853)		(21,398)
Non-current liabilities	(22,405)		(18,428)
Advances from parent, net	(22,494)		$ (26,567)
Cash provided by operating activities	19,019	7,459
Cash used in investing activities	(16,710)	(5,773)
Cash used in financing activities	$ (2,822)	$ (1,240)